Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Geographic Locations

The following table presents revenue information by geographic locations for year ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025	2024	2023
European Union	$5,151,103	$5,618,002	$4,660,608
Asia Pacific	1,520,409	509,168	73,395
North America	296,199	110,508	215,437
South America	269,538	1,475,088	1,651,500
Other Regions	1,409,595	472,380	111,050
	$8,646,844	$8,185,146	$6,711,990